Concentrations	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations

Note 10 - Concentrations

The Company had four customers that accounted for approximately 72% of revenue in 2020. There was $316,302 due from these customers at December 31, 2020. The Company had five customers that accounted for approximately 84% of revenue in 2019. There was $605,640 due from these customers at December 31, 2019.